                                                                                  Jan Fischer-Wade
                                                                   Lincoln Benefit Life Company
                                                                              Phone: 402.328.5708
                                                                          Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

May 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:           Lincoln Benefit Life Company
Lincoln Benefit Life Variable Annuity Account (“Registrant”)
Registration Statements on Form N-4
Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.       For the Registration Statement shown below, the form of Prospectus and Statement of Additional
         Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                                                                                Registration
Registrant                                                             Depositor                                    1940 Act #          Statement

Lincoln Benefit Life Variable Annuity     Lincoln Benefit Life Company             811-7924        333-50545
Account

You may direct any questions regarding this filing to the undersigned at (402) 328-5708.

Very truly yours,

/s/ JAN FISCHER-WADE

Jan Fischer-Wade